S000006330 [Member] Investment Risks - TCW Securitized Bond Fund	Apr. 30, 2025
market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

market and geopolitical events risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	market and geopolitical events risk: the risk that the increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates. This risk is greater during periods of rising inflation.

price volatility risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the investment advisor, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

frequent trading risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	prepayment risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	extension risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

mortgage backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	mortgage-backed securities risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

U S government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	U.S. government securities risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. government securities.

derivatives risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

U S treasury obligations risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	U.S. treasury obligations risk: the risk that the value of U.S. treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

when issued and delayed delivery securities and forward commitments risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	when-issued and delayed delivery securities and forward commitments risk: when-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

portfolio management risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

securities selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

cybersecurity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	cybersecurity risk: the risk that, with the increased use of technology to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

asset backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	asset-backed securities risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

junk bond risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	junk bond risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

debt securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	debt securities risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.